Tax - Summary of Unrecognized Deferred Tax Based on Expiry Date (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2023 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount		$ 1
2024 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	$ 6	4
Unrecognised deferred tax	1	1
2025 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	11	9
Unrecognised deferred tax	2	1
2026 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	7	18
Unrecognised deferred tax	1	4
2027 [Member]
Unrecognised deferred tax position [line items]
Gross carrying amount	7	3
Unrecognised deferred tax	1
2028 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	6
Unrecognised deferred tax	1
2029 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	10	10
Unrecognised deferred tax	10	10
After 2030 [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	22	18
Unrecognised deferred tax	$ 22	$ 16